REVOLVING LINE OF CREDIT (Details) (USD $)	Sep. 30, 2013
REVOLVING LINE OF CREDIT {1}
Company extended a credit agreement with a bank that provides for a revolving line of credit of	$ 10,000,000
Amount availbe to be drawn on line of credit	9,855,000
Non usage commitment fees % p.a.	$ 0.0020
Interest rate of the bank's prime rate plus	0.75%
Interest being charged to be not less than	4.00%